Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	$ 971,813	$ 32,787
Long-term bank loans (including current portion)	10,061,726	339,465	$ 11,382,555
Accounts payable and payables to contractors and equipment suppliers (including related parties)	1,401,499	47,284	1,375,408
Other payables (including related parties)	1,980,218	66,809	1,412,054
Lease payable	30,532	1,030	42,000
Guarantee deposits	1,371	46	1,404
Total	14,447,159	$ 487,421	14,213,421
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	971,813
Long-term bank loans (including current portion)	2,321,459		1,272,266
Accounts payable and payables to contractors and equipment suppliers (including related parties)	1,401,499		1,375,408
Other payables (including related parties)	1,980,218		1,412,054
Lease payable	12,266		12,000
Total	6,687,255		4,071,728
2-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans (including current portion)	7,740,267		10,110,289
Lease payable	18,266		30,000
Total	7,758,533		10,140,289
More Than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Guarantee deposits	1,371		1,404
Total	$ 1,371		$ 1,404